Schedule of basic and diluted earnings per share (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 HKD ($) shares	Jun. 30, 2024 HKD ($) shares
Earnings per share
(Loss)/profit and total comprehensive (loss)/income for the year attributable to the owners of the Company	$ (4,058,982)	$ (31,862,601)	$ 40,171,011
Weighted average number of ordinary shares for the purpose of calculating the dilutive earning per share	15,945,469	15,945,469	6,210,714
Weighted average number of ordinary shares for the purpose of calculating the basic earnings per share	15,945,469	15,945,469	6,210,714